UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06091

Nuveen Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Investment Quality Municipal Fund, Inc. (NQM)
	January 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.4% (0.9% of Total Investments)
$ 3,800	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health,	11/16 at 100.00	Aa1	$ 3,810,564
	Series 2006C-2, 5.000%, 11/15/36 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa2	1,099,632
800	5.000%, 11/15/30	11/15 at 100.00	Baa2	662,544
1,650	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,482,707
	International Paper Company, Series 2005A, 5.000%, 6/01/25
7,450	Total Alabama			7,055,447
	Alaska – 1.6% (1.0% of Total Investments)
4,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/10 at 100.00	AAA	4,084,120
	Series 2000, 6.500%, 6/01/31 (Pre-refunded 6/01/10)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
4,000	5.000%, 6/01/32	6/14 at 100.00	Baa3	3,043,600
1,500	5.000%, 6/01/46	6/14 at 100.00	Baa3	1,012,875
9,500	Total Alaska			8,140,595
	Arizona – 2.2% (1.4% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB	195,156
265	5.250%, 12/01/25	12/15 at 100.00	BBB	255,916
2,500	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032- 11034, 14.929%,	7/17 at 100.00	AAA	1,960,900
	7/01/31 – AGM Insured (IF)
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	4,994,100
	2008, Trust 1132, 9.305%, 7/01/38 (IF)
3,450	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	2,952,545
	5.000%, 12/01/37
1,000	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	802,000
	2005, 6.000%, 7/01/30
12,415	Total Arizona			11,160,617
	Arkansas – 0.7% (0.5% of Total Investments)
3,290	University of Arkansas, Pine Bluff Campus, Revenue Bonds, Series 2005A, 5.000%, 12/01/30 –	12/15 at 100.00	Aa3	3,404,196
	AMBAC Insured
445	Van Buren County, Arkansas, Sales and Use Tax Revenue Refunding and Construction Bonds, Series	12/10 at 100.00	N/R	452,338
	2000, 5.600%, 12/01/25 – AMBAC Insured
3,735	Total Arkansas			3,856,534
	California – 20.9% (13.8% of Total Investments)
2,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	2,300,918
	Series 2005, 4.750%, 10/01/28 (UB)
1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	985,950
	2006, 5.000%, 11/01/30
2,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	AAA	2,447,900
	Series 2005, 5.000%, 11/15/27
4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	3,961,611
	Series 2006, 5.000%, 4/01/37
1,800	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	5/18 at 100.00	Aa3	1,879,866
	Bond Trust 3175, 13.716%, 11/15/48 (IF)
810	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	BBB+	825,803
	2009I-1, 6.375%, 11/01/34
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB	909,040
2,000	5.000%, 7/01/39	7/15 at 100.00	BBB	1,658,360
5,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	5,045,040
	5.000%, 11/15/42 (UB)
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	2,018,313
	Company, Series 1996A, 5.300%, 7/01/21
2,530	Commerce Joint Power Financing Authority, California, Tax Allocation Refunding Bonds,	8/13 at 100.00	N/R	2,178,532
	Redevelopment Projects 2 and 3, Series 2003A, 5.000%, 8/01/28 – RAAI Insured
145	Commerce Joint Power Financing Authority, California, Tax Allocation Refunding Bonds,	8/13 at 100.00	N/R (4)	165,027
	Redevelopment Projects 2 and 3, Series 2003A, 5.000%, 8/01/28 (Pre-refunded 8/01/13) –
	RAAI Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
3,000	5.000%, 6/01/33	6/17 at 100.00	BBB	2,340,360
1,000	5.750%, 6/01/47	6/17 at 100.00	BBB	763,650
610	5.125%, 6/01/47	6/17 at 100.00	BBB	421,345
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	AAA	13,905,116
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009, 7.000%, 11/01/34	No Opt. Call	A	3,030,426
1,030	Natomas Union School District, Sacramento County, California, General Obligation Refunding	No Opt. Call	A	1,178,619
	Bonds, Series 1999, 5.950%, 9/01/21 – NPFG Insured
15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	18,244,626
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,265	Palomar Pomerado Health, Calfornia, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa2	1,298,624
	6.750%, 11/01/39
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	19,379,540
	Bonds, Series 1988B, 8.200%, 9/01/23 (Alternative Minimum Tax) (ETM)
3,415	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3 (4)	4,085,091
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
5,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds,	2/12 at 101.00	A+	5,042,950
	Series 2002A, 5.000%, 2/01/27 – FGIC Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa3	234,485
275	5.000%, 9/01/23	9/15 at 102.00	Baa3	252,797
660	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	693,884
	Mission Bay North Redevelopment Project, Series 2009, 6.500%, 8/01/39
5,000	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A,	6/17 at 100.00	AAA	4,183,800
	3.000%, 6/15/25 – AGM Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
6,175	0.000%, 1/15/28 – NPFG Insured	No Opt. Call	A	1,375,049
8,135	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	A	1,084,233
17,195	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	A	2,106,903
1,000	Sierra View Local Health Care District, Tulare County, California, Refunding Revenue Bonds,	4/10 at 100.00	A–	978,720
	Series 1998, 5.400%, 7/01/22
3,185	University of California, General Revenue Bonds, Series 2005G, 4.750%, 5/15/31 – NPFG Insured	5/13 at 101.00	Aa1	3,205,066
124,270	Total California			108,181,644
	Colorado – 4.1% (2.7% of Total Investments)
1,465	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project,	No Opt. Call	N/R	1,439,172
	Series 2009A, 7.750%, 8/01/39
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	914,160
	Society, Series 2005, 5.000%, 6/01/29
12,450	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	A+	12,800,094
	6.000%, 11/15/19 – AMBAC Insured (Alternative Minimum Tax)
14,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	No Opt. Call	A	2,490,955
	NPFG Insured
3,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	12/19 at 100.00	AAA	3,385,440
	Series 2009, 6.250%, 12/01/30 – AGC Insured
32,415	Total Colorado			21,029,821
	Connecticut – 0.4% (0.3% of Total Investments)
2,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	2,009,080
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39 (WI/DD, Settling 2/04/10)
	District of Columbia – 7.3% (4.8% of Total Investments)
23,745	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998,	4/09 at 160.00	AAA	28,339,895
	5.500%, 10/01/23 – AGM Insured (UB)
3,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/16 – NPFG Insured	No Opt. Call	A+	3,519,300
15,950	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A, 0.000%, 4/01/31	4/11 at 31.03	A (4)	4,889,632
	(Pre-refunded 4/01/11) – MBIA Insured
1,200	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	Aa1	1,133,292
	Revenue Bonds, Series 2007, Residuals 1606, 11.602%, 10/01/30 – AMBAC Insured (IF)
43,895	Total District of Columbia			37,882,119
	Florida – 5.9% (3.9% of Total Investments)
1,000	Board of Regents, Florida State University, Housing Facility Revenue Bonds, Series 2005A,	5/15 at 101.00	A+	1,016,570
	5.000%, 5/01/27 – NPFG Insured
4,230	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A–	4,149,757
	Series 2005, 5.000%, 4/01/24
250	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/19 at 100.00	A–	272,565
	Series 2009B, 7.000%, 4/01/39
1,580	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Refunding Bonds,	10/10 at 100.00	Baa1	1,562,936
	Baptist Hospital and Baptist Manor, Series 1998, 5.125%, 10/01/19
1,200	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	929,220
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
14,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport Hub, Series	10/17 at 100.00	A	12,700,100
	2007B, 4.500%, 10/01/31 – NPFG Insured
5,895	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	5,648,412
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
1,995	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	1,361,009
	5.400%, 5/01/37
2,000	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	1,601,160
	6.000%, 5/01/23
1,250	Wyndam Park Community Development District, Florida, Special Assessment Bonds,Series 2003,	5/13 at 101.00	A	1,272,388
	6.375%, 5/01/34
33,400	Total Florida			30,514,117
	Georgia – 3.0% (2.0% of Total Investments)
1,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A, Series 2008B, Series	1/19 at 100.00	N/R	1,004,420
	2008C, Series 2009B, Series 2009C, 7.500%, 1/01/31
1,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AAA	1,542,555
	AGM Insured
2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc.,	No Opt. Call	A	1,954,940
	Series 1996, 5.500%, 8/15/26 – NPFG Insured
5,980	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University –	9/11 at 102.00	N/R	6,242,343
	TUFF/Atlanta Housing LLC, Series 2001A, 5.500%, 9/01/22 – AMBAC Insured
2,250	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fourth Crossover	No Opt. Call	A+	2,680,628
	Series 1997E, 6.500%, 1/01/20
2,500	The Hospital Authority of Hall County and the City of Gainesville Revenue Anticipation	2/20 at 100.00	A–	2,411,000
	Certificates, Northeast Georgia Health System, Inc. Project, Series 2010A, 5.000%, 2/15/30
	(WI/DD, Settling 2/18/10)
15,230	Total Georgia			15,835,886
	Idaho – 1.7% (1.1% of Total Investments)
4,810	Boise City, Idaho, Revenue Refunding Bonds, Series 2001A, 5.375%, 12/01/31 – NPFG Insured	12/11 at 100.00	Aa3	4,927,653
2,940	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI,	No Opt. Call	Aa3	3,033,022
	5.650%, 7/01/26
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
500	5.250%, 9/01/26	9/16 at 100.00	BBB–	460,765
500	5.250%, 9/01/30	9/16 at 100.00	BBB–	454,330
8,750	Total Idaho			8,875,770
	Illinois – 11.5% (7.6% of Total Investments)
4,705	Bourbonnais, Illinois, Revenue Bonds, Olivet Nazarene University, Series 2000, 6.250%, 3/01/20	3/10 at 101.00	N/R (4)	4,776,939
	(Pre-refunded 3/01/10) – RAAI Insured
4,775	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit	3/13 at 100.00	N/R (4)	5,389,017
	Authority, Series 2003, 5.250%, 3/01/23 (Pre-refunded 3/01/13) – AMBAC Insured
2,110	Illinois Development Finance Authority, Local Government Program Revenue Bonds, DuPage and	1/11 at 100.00	Aa2 (4)	2,213,306
	Cook Counties Community Unit School District 205 – Elmhurst, Series 2000, 6.000%, 1/01/19
	(Pre-refunded 1/01/11) – AGM Insured
1,120	Illinois Finance Authority Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	A–	1,174,701
	Series 2009C, 6.625%, 11/01/39
1,125	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,166,153
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,500	5.250%, 11/15/21	5/14 at 100.00	A	2,530,425
1,000	5.250%, 11/15/22	5/14 at 100.00	A	1,007,940
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	329,643
1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,126,500
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Series 2009:
2,000	6.875%, 8/15/38	8/19 at 100.00	BBB	2,071,320
3,000	7.000%, 8/15/44	8/19 at 100.00	BBB	3,113,070
1,000	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AAA	987,770
	Series 2005, 5.250%, 3/01/30 (WI/DD, Settling 2/18/10) – AGM Insured
3,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	2,984,370
	Series 2009, 6.125%, 5/15/25
2,600	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	2,872,896
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
12,725	Kane, Cook and DuPage Counties School District 46, Elgin, Illinois, General Obligation School	No Opt. Call	A2	14,355,071
	Bonds, Series 1997, 7.800%, 1/01/12 – AGM Insured
5,000	Madison County Community Unit School District 7, Edwardsville, Illinois, School Building	No Opt. Call	N/R (4)	5,479,200
	Bonds, Series 1994, 5.850%, 2/01/13 – FGIC Insured (ETM)
6,015	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	A	3,288,401
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
	Will County High School District 204, Joliet, Illinois, General Obligation Bonds, Series 2001:
1,145	8.700%, 12/01/13 – AGM Insured	No Opt. Call	AAA	1,444,818
1,300	8.700%, 12/01/14 – AGM Insured	No Opt. Call	AAA	1,694,225
1,180	Will County School District 17, Channahon, Illinois, General Obligation School Building Bonds,	No Opt. Call	A2	1,474,363
	Series 2001, 8.400%, 12/01/13 – AMBAC Insured
57,695	Total Illinois			59,480,128
	Indiana – 3.5% (2.3% of Total Investments)
5,530	Allen County Jail Building Corporation, Indiana, First Mortgage Bonds, Series 2000, 5.750%,	4/11 at 101.00	N/R (4)	5,933,745
	4/01/20 (Pre-refunded 4/01/11)
1,050	Indiana Finance Authority Educational Facilities Revenue Bonds, Series 2009 (Drexel Foundation	10/19 at 100.00	BBB–	1,055,712
	For Educational Excellence, Inc. – Educational Facility Project), 7.000%, 10/01/39
1,880	Indianapolis, Indiana, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,	7/10 at 102.00	Aaa	1,926,455
	Cloverleaf Apartments Project Phase I, Series 2000, 6.000%, 1/20/31
2,495	Shelbyville, Indiana, GNMA Collateralized Multifamily Housing Revenue Bonds, Blueridge Terrace	7/10 at 102.00	Aaa	2,556,477
	Project, Series 2000, 6.050%, 1/20/36
	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
1,550	5.250%, 2/15/23	2/15 at 100.00	BB+	1,357,723
2,500	5.375%, 2/15/34	2/15 at 100.00	BB+	2,008,425
2,765	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.750%,	1/13 at 101.00	A3 (4)	3,171,814
	7/15/14 (Pre-refunded 1/15/13) – AMBAC Insured
17,770	Total Indiana			18,010,351
	Iowa – 1.9% (1.2% of Total Investments)
800	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2009,	8/19 at 100.00	Aa3	829,568
	5.625%, 8/15/37 – AGC Insured
3,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	3,054,510
	5.500%, 12/01/25
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	5,867,840
	5.500%, 6/01/42
11,800	Total Iowa			9,751,918
	Kansas – 1.0% (0.6% of Total Investments)
1,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center	11/15 at 100.00	A2	1,018,040
	Inc., Series 2005L, 5.000%, 11/15/22
375	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family	No Opt. Call	Aaa	406,035
	Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)
2,865	Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest Hotel Corporation, Series 1988,	8/16 at 100.00	AAA	3,660,582
	9.500%, 10/01/16 (Pre-refunded 8/15/16) (Alternative Minimum Tax)
4,240	Total Kansas			5,084,657
	Kentucky – 0.5% (0.3% of Total Investments)
2,000	Jefferson County, Kentucky, Health Facilities Revenue Refunding Bonds, Jewish Hospital	7/10 at 100.00	A	2,001,520
	HealthCare Services Inc., Series 1996, 5.700%, 1/01/21 – AMBAC Insured
510	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	N/R	464,681
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35
2,510	Total Kentucky			2,466,201
	Louisiana – 1.6% (1.0% of Total Investments)
625	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	4/10 at 101.00	Aaa	651,419
	Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative
	Minimum Tax)
	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,
	Series 2000G-2:
680	6.300%, 6/01/32 (Alternative Minimum Tax)	12/10 at 102.00	Aaa	716,135
475	5.550%, 6/01/32 (Alternative Minimum Tax)	12/10 at 102.00	Aaa	489,108
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB	1,034,950
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
3,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	2,862,240
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	2,287,850
	Series 2007A, 5.500%, 5/15/47
8,280	Total Louisiana			8,041,702
	Maryland – 0.5% (0.3% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	2,562,100
	Series 2004, 5.375%, 8/15/24
	Massachusetts – 3.8% (2.5% of Total Investments)
4,795	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	6/10 at 102.00	N/R	4,588,144
	Apartments, Series 1999, 7.000%, 12/01/31
1,105	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	1/11 at 100.00	BBB	1,083,220
	Obligated Group, Series 1999A, 5.625%, 7/01/20
1,875	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/11 at 100.00	BBB+	1,905,338
	Health Care, Series 2001C, 6.500%, 7/01/21
1,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,928,880
	University Issue, Series 2009A, 5.750%, 7/01/39
2,030	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	6/10 at 101.00	BBB	1,912,585
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
5,100	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	5,476,839
	5.000%, 8/15/23 – AGM Insured (UB)
3,120	Massachusetts Water Resources Authority, General Revenue Bonds, Tender Option Bond, Series	2/17 at 100.00	AAA	2,919,353
	2007A, 4.500%, 8/01/46 – AGM Insured (UB)
19,925	Total Massachusetts			19,814,359
	Michigan – 4.1% (2.7% of Total Investments)
4,250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AAA	4,694,763
	Improvement Bonds, Series 2001A, 5.500%, 5/01/20 (Pre-refunded 5/01/12) – AGM Insured
10,215	Detroit, Michigan, Water Supply System Revenue Refunding Bonds, Series 1993, 6.500%, 7/01/15 –	No Opt. Call	A+	11,754,298
	FGIC Insured
1,350	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	A+	1,397,318
	10/15/22 – AMBAC Insured
1,240	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	1,219,044
	Refunding Series 2009, 5.750%, 11/15/39
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,960,800
	2006A, 5.000%, 12/01/31 (UB)
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	Baa3	266,512
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
19,395	Total Michigan			21,292,735
	Minnesota – 7.3% (4.8% of Total Investments)
2,750	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A2	2,786,933
5,000	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	AAA	7,033,600
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series
	1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
620	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A	629,405
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
19,380	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue	11/10 at 101.00	A (4)	20,524,579
	Bonds, Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
	(Pre-refunded 11/15/10)
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BB+	972,090
	Series 2005, 6.000%, 11/15/25
6,280	Washington County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series	8/17 at 100.00	AAA	5,799,706
	2007A, 3.500%, 2/01/28
35,030	Total Minnesota			37,746,313
	Mississippi – 0.5% (0.3% of Total Investments)
2,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,336,789
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 1.9% (1.3% of Total Investments)
2,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	2,034,480
	Transportation Sales Revenue Bonds, Series 2009, 5.875%, 10/01/36
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	193,472
	Regional Hospital, Series 2006, 5.000%, 3/01/22
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aa2	1,068,600
	Bonds, Series 2006, 5.250%, 3/01/26 – NPFG Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	A	848,227
1,525	5.000%, 6/01/35	6/15 at 100.00	A	1,377,029
2,985	Missouri Development Finance Board. Infrastructure Facilities Revenue Bonds, City of	4/14 at 100.00	A+	3,050,461
	Independence, Missouri – Events Center Project, Series 2009F, 6.250%, 4/01/38
1,500	Saint Louis Industrial Development Authority, Missouri, Empowerment Zone Hotel Facilities	12/19 at 107.00	N/R	1,474,245
	Revenue Bonds, Laurel Embassy Suites, Series 2009, 8.500%, 12/15/39
9,990	Total Missouri			10,046,514
	Nebraska – 2.1% (1.4% of Total Investments)
11,215	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 –	9/17 at 100.00	AA	10,802,624
	FGIC Insured (UB)
	Nevada – 2.8% (1.9% of Total Investments)
5,000	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19	6/12 at 100.00	AA (4)	5,553,250
	(Pre-refunded 6/15/12) – NPFG Insured
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	4,121,760
	(WI/DD, Settling 2/03/10)
7,530	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	Caa2	3,136,923
	Monorail Project, First Tier, Series 2000, 5.625%, 1/01/34 – AMBAC Insured
1,600	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	1,791,440
	8.000%, 6/15/30
18,130	Total Nevada			14,603,373
	New Hampshire – 0.2% (0.1% of Total Investments)
845	New Hampshire Housing Finance Authority, Single Family Residential Mortgage Bonds, Series	7/17 at 100.00	Aa2	878,547
	2007-E, 5.750%, 1/01/37 (Alternative Minimum Tax)
	New Jersey – 2.5% (1.7% of Total Investments)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24	9/15 at 100.00	AA–	1,422,189
1,000	5.250%, 9/01/26	9/15 at 100.00	AA–	1,064,380
600	New Jersey Educational Facilities Authority Revenue Refunding Bonds, University of Medicine	6/19 at 100.00	Baa2	678,702
	and Dentistry of New Jersey Issue, Series 2009 B, 7.500%, 12/01/32
680	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	666,182
	University Hospital, Series 2007, 5.750%, 7/01/37
665	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	785,644
	Bond Trust PA-4643, 19.460%, 6/01/30 (IF) (5)
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	3,809,696
	5.250%, 12/15/20
700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	726,733
1,380	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	1,495,658
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
3,250	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	2,289,983
	Series 2007-1A, 4.750%, 6/01/34
13,025	Total New Jersey			12,939,167
	New Mexico – 0.4% (0.3% of Total Investments)
	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc.,
	Series 2004A:
880	5.125%, 6/01/17	6/14 at 100.00	A3	917,602
1,295	5.125%, 6/01/19	6/14 at 100.00	A3	1,332,982
2,175	Total New Mexico			2,250,584
	New York – 17.4% (11.5% of Total Investments)
	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,991,797
3,065	6.250%, 7/15/40	No Opt. Call	BBB–	3,155,540
1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,765,666
	2005F, 5.000%, 3/15/24 – AMBAC Insured
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,696,741
	2/15/47 – NPFG Insured
3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	2,750,430
	5/01/33 – NPFG Insured
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,037,580
	5.000%, 11/15/34
2,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	2,296,328
	5.000%, 11/15/30 – AMBAC Insured
3,200	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	3,265,888
	5.000%, 11/15/30
7,800	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	8,159,814
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/28 – AMBAC Insured
500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AA+	567,990
	Bonds, Tender Option Bond Trust 3484, 17.764%, 6/15/39 (IF)
5,570	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	5,960,791
	Series 2004C, 5.000%, 2/01/22 (UB)
1,745	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/20	6/13 at 100.00	AA	1,936,427
3,255	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/20	6/13 at 100.00	AA (4)	3,745,789
	(Pre-refunded 6/01/13)
4,200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	4,367,958
7,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24 (UB)	4/15 at 100.00	AA	7,310,450
5,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	5,382,650
5,000	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	A+	5,332,850
	5.250%, 12/01/19
5,400	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/10 at 100.00	AA–	5,469,984
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16
4,205	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	4,459,403
	2004A-1, 5.000%, 3/15/23 – FGIC Insured
16,445	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	A	17,663,901
	Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)
86,300	Total New York			90,317,977
	North Carolina – 1.6% (1.0% of Total Investments)
7,420	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	8,071,179
	Health System, Series 2001, 5.250%, 10/01/26 (Pre-refunded 10/01/11)
	Ohio – 1.3% (0.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,150	5.125%, 6/01/24	6/17 at 100.00	BBB	2,927,232
530	5.875%, 6/01/30	6/17 at 100.00	BBB	457,565
525	5.750%, 6/01/34	6/17 at 100.00	BBB	436,553
1,000	6.500%, 6/01/47	6/17 at 100.00	BBB	842,770
1,180	5.875%, 6/01/47	6/17 at 100.00	BBB	905,367
800	Ohio Air Quality Development Authority, Ohio, Air Quality Revenue Bonds, Ohio Valley Electric	No Opt. Call	BBB–	824,296
	Corporation Project, Series 2009E. Non-AMT, 5.625%, 10/01/19
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	N/R	233,600
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25
7,435	Total Ohio			6,627,383
	Oklahoma – 1.6% (1.1% of Total Investments)
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	606,083
	5.375%, 9/01/36
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
1,900	5.000%, 2/15/37	2/17 at 100.00	A	1,762,003
990	5.000%, 2/15/42	2/17 at 100.00	A	904,712
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	5,225,774
	System, Series 2006, Trust 3500, 8.479%, 12/15/36 (IF)
5,280	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	86,361
	System, Series 2006, 5.000%, 12/15/36 (UB)
9,008	Total Oklahoma			8,584,933
	Pennsylvania – 2.9% (1.9% of Total Investments)
1,000	Allegheny Country Industrial Development Authority, Allegheny County, Pennsylvania,	No Opt. Call	BB	1,040,060
	Environmental Improvement Revenue Bonds, United States Steel Corporation Project,
	Refunding Series 2009, 6.750%, 11/01/24
2,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh	8/19 at 100.00	Aa3	2,050,220
	Medical Center Revenue Bonds, Series 2009A, 5.375%, 8/15/29
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	417,095
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
3,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AAA	3,149,220
	5.000%, 6/01/26 – AGM Insured (UB)
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	967,890
	Ministries Project, Series 2009, 6.125%, 1/01/29
1,500	Pennsylvania Economic Development Financing Authority Health System Revenue Bonds Albert	No Opt. Call	A3	1,582,470
	Einstein Healthcare Network Issue, Series 2009A, 6.250%, 10/15/23
5,125	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	4,861,523
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
1,000	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (4)	1,173,220
	Series 2004B, 5.500%, 11/15/24 (Pre-refunded 11/15/14)
15,125	Total Pennsylvania			15,241,698
	Puerto Rico – 1.5% (1.0% of Total Investments)
1,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,568,610
	5.500%, 10/01/40
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	BBB–	1,245,323
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
1,100	6.375%, 8/01/39	8/19 at 100.00	A+	1,173,865
2,000	6.000%, 8/01/42	8/19 at 100.00	A+	2,065,780
14,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	1,975,540
	8/01/42 – FGIC Insured
19,825	Total Puerto Rico			8,029,118
	Rhode Island – 1.3% (0.9% of Total Investments)
2,410	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	4/10 at 100.00	A	2,411,301
	Lifespan Obligated Group, Series 1996, 5.750%, 5/15/23 – NPFG Insured
4,315	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	4,354,784
	Series 2002A, 6.000%, 6/01/23
6,725	Total Rhode Island			6,766,085
	South Carolina – 2.6% (1.7% of Total Investments)
2,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	2,059,320
	Assets for Education, Series 2003, 5.250%, 12/01/24
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	4,591,860
	GROWTH, Series 2004, 5.250%, 12/01/23
1,355	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	1,527,857
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
5,145	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	5,054,808
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
12,905	Total South Carolina			13,233,845
	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,779,820
	Hospitals, Series 2004A, 5.500%, 11/01/31
	Tennessee – 2.8% (1.9% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,117,248
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	5,255,300
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA	5,248,050
	Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2009B, 5.000%, 10/01/39
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
700	5.500%, 11/01/37	11/17 at 100.00	N/R	406,000
1,200	5.500%, 11/01/46	11/17 at 100.00	N/R	696,000
15,100	Total Tennessee			14,722,598
	Texas – 11.0% (7.2% of Total Investments)
5,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	4,864,050
	4.250%, 8/15/36 (UB)
1,520	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 –	No Opt. Call	A1	1,523,876
	AMBAC Insured
185	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 –	No Opt. Call	A1 (4)	185,590
	AMBAC Insured (ETM)
11,950	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AAA	7,072,010
	0.000%, 12/01/22 – AGM Insured (ETM)
4,680	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AAA	2,762,651
	0.000%, 12/01/22 – AGM Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	No Opt. Call	BBB–	782,384
1,220	5.125%, 8/15/26	No Opt. Call	BBB–	1,119,496
1,100	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	AAA	1,168,893
	5.750%, 1/01/40 – AGC Insured
3,150	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	3,193,817
	5.750%, 1/01/38
1,100	North Texas Tollway Authority, System Revenue Bonds, Series 2009, 6.250%, 1/01/39	1/19 at 100.00	A2	1,166,253
2,000	Port of Bay City Authority of Matagorda County, Texas, Revenue Bonds (Hoechst Celanese	5/10 at 100.00	B+	1,949,680
	Corporation Project) Series 1996, 6.500%, 5/01/26 (Alternative Minimum Tax)
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	474,010
	2001C, 5.200%, 5/01/28
3,960	Stafford Economic Development Corporation, Texas, Sales Tax Revenue Bonds, Series 2000,	9/15 at 100.00	A+	4,102,124
	5.500%, 9/01/30 – FGIC Insured
7,500	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	7,424,400
	Series 2007A, 5.000%, 2/15/36 (UB)
2,965	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage	12/10 at 105.00	Aaa	3,159,889
	Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
	Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.500%, 12/20/22
650	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A	696,651
	Lien Series 2008D, 6.250%, 12/15/26
1,620	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds,	12/19 at 100.00	Baa2	1,693,661
	NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	819,800
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System,
	Series 2002A:
10,000	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	BBB+	5,076,900
12,000	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	BBB+	5,302,320
2,500	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series	7/15 at 100.00	Baa3	2,275,650
	2005, 5.000%, 7/01/20
75,900	Total Texas			56,814,105
	Virgin Islands – 0.2% (0.1% of Total Investments)
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	251,433
	Lien Series 2009A, 6.000%, 10/01/39
820	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	878,031
	Series 2009A, 6.750%, 10/01/37
1,070	Total Virgin Islands			1,129,464
	Virginia – 0.5% (0.3% of Total Investments)
1,000	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	9/16 at 100.00	BBB	977,900
	2006, 5.000%, 9/01/26
1,870	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 102.00	N/R	1,746,281
	Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative
	Minimum Tax)
2,870	Total Virginia			2,724,181
	Washington – 5.9% (3.9% of Total Investments)
11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA	7,634,958
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – NPFG Insured
17,075	Port of Seattle, Washington, General Obligation Bonds, Series 2000B, 5.750%, 12/01/25	12/10 at 100.00	AAA	17,198,623
	(Alternative Minimum Tax) (UB)
5,000	Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17 – FGIC Insured	10/11 at 100.00	AA–	5,129,050
	(Alternative Minimum Tax) (UB)
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	812,920
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
34,420	Total Washington			30,775,551
	West Virginia – 1.2% (0.8% of Total Investments)
3,550	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	3,586,388
	Series 2003L, 5.500%, 10/01/22
1,950	West Virginia Hospital Finance Authority , Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A2	1,914,432
	Center, Series 2009A, 5.625%, 9/01/32
1,000	West Virginia Hospital Finance Authority Hospital Revenue Bonds (Thomas Health System, Inc.)	10/18 at 100.00	N/R	931,400
	Series 2008, 6.500%, 10/01/38
6,500	Total West Virginia			6,432,220
	Wisconsin – 3.7% (2.5% of Total Investments)
4,830	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	5,221,858
	Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	820,363
	Series 2009, 5.875%, 2/15/39
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Eagle River Memorial
	Hospital Inc., Series 2000:
1,000	5.750%, 8/15/20 – RAAI Insured	8/10 at 101.00	N/R	1,006,300
3,000	5.875%, 8/15/30 – RAAI Insured	8/10 at 101.00	N/R	2,935,170
1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,145,458
	Series 2004, 5.750%, 5/01/24
4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	3,496,640
	Healthcare System, Series 2006, 5.250%, 8/15/34
4,600	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB)	5/16 at 100.00	AA	4,786,944
19,395	Total Wisconsin			19,412,733
	Wyoming – 0.8% (0.5% of Total Investments)
1,720	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company	8/19 at 100.00	A–	1,787,426
	Project, Series 2006, 5.250%, 7/15/26 (Mandatory put 7/14/26)
2,500	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB+	2,315,027
	5.600%, 12/01/35 (Alternative Minimum Tax)
4,220	Total Wyoming			4,102,453
$ 855,828	Total Investments (cost $770,185,219) – 151.9%			787,415,035
	Floating Rate Obligations – (18.0)%			(93,377,000)
	Other Assets Less Liabilities – 6.7%			34,998,632
	Preferred Shares, at Liquidation Value – (40.6)% (6)			(210,700,000)
	Net Assets Applicable to Common Shares – 100%			$ 518,336,667

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$787,415,035	$ —	$787,415,035

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $677,637,216.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 42,267,177
Depreciation	(26,112,095)
Net unrealized appreciation (depreciation) of investments	$ 16,155,082

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives entered into by the Fund during the period.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.8%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 1, 2010